Loans and Accounts Receivable From Customers - Summary of Criteria used for Colombia (Detail) - Colombia [member]	6 Months Ended
Jun. 30, 2021
Personal debt restructuring [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	41.69%
% of relative increase in lifetime PD	879.62%
Corporate Portfolio [Member] | Without information [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	69.09%
% of relative increase in lifetime PD	2558.55%
Corporate Portfolio [Member] | Small Company [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	17.51%
% of relative increase in lifetime PD	2027.22%
Corporate Portfolio [Member] | Small Company [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	20.08%
% of relative increase in lifetime PD	1156.16%
Corporate Portfolio [Member] | Medium Company [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	4.92%
% of relative increase in lifetime PD	1181.62%
Corporate Portfolio [Member] | Medium Company [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	9.46%
% of relative increase in lifetime PD	81.69%
Corporate Portfolio [Member] | Large Company [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	5.97%
% of relative increase in lifetime PD	738.75%
Corporate Portfolio [Member] | Low Default [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	1.61%
% of relative increase in lifetime PD	149.62%
Corporate Portfolio [Member] | Low Defaults Government And Financial [Member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	0.40%
% of relative increase in lifetime PD	621.57%
Group Portfolio [Member] | Leasing [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	50.56%
% of relative increase in lifetime PD	236.20%
Group Portfolio [Member] | Payroll deductible loan [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	53.44%
% of relative increase in lifetime PD	424.01%
Group Portfolio [Member] | Revolving line of credit [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	40.95%
% of relative increase in lifetime PD	221.72%
Group Portfolio [Member] | Overdraft limit [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	55.32%
% of relative increase in lifetime PD	2.29%
Group Portfolio [Member] | Credit Cards [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	23.83%
% of relative increase in lifetime PD	42.33%
Group Portfolio [Member] | Mortgage loan [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	2.61%
% of relative increase in lifetime PD	137.24%
Group Portfolio [Member] | Other loans [member]
Disclosure of financial assets [line items]
% of absolute increase in lifetime PD	58.26%
% of relative increase in lifetime PD	286.72%